Investment in Affiliates, at Equity (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates [Table Text Block]
Investments in corporate joint ventures and other companies in which we generally have a 20% to 50% ownership interest were as follows:

	December 31,
	2011	2010
Fuji Xerox	$1,334	$1,217
All other equity investments	61	74
Investments in Affiliates, at Equity	$1,395	$1,291

Schedule of Equity Method Investments
Our equity in net income of our unconsolidated affiliates was as follows:

	Year Ended December 31,
	2011	2010	2009
Fuji Xerox	$137	$63	$30
Other investments	12	15	11
Total Equity in Net Income of Unconsolidated Affiliates	$149	$78	$41

Exchange rates for Equity Investments in Affiliates [Table Text Block]
Yen/U.S. Dollar exchange rates used to translate are as follows:

Financial Statement	Exchange Basis	2011	2010	2009
Summary of Operations	Weighted Average Rate	79.61	87.64	93.51
Balance Sheet	Year-End Rate	77.62	81.66	92.46

Other Transactions with Equity Affiliates
Transactions with Fuji Xerox were as follows:

	Year Ended December 31,
	2011	2010	2009
Dividends received from Fuji Xerox	$58	$36	$10
Royalty revenue earned	128	116	106
Inventory purchases from Fuji Xerox	2,180	2,098	1,590
Inventory sales to Fuji Xerox	151	147	133
R&D payments received from Fuji Xerox	2	1	3
R&D payments paid to Fuji Xerox	21	30	33

Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments
Condensed financial data of Fuji Xerox was as follows:

	Year Ended December 31,
	2011	2010	2009
Summary of Operations
Revenues	$12,367	$11,276	$9,998
Costs and expenses	11,464	10,659	9,781
Income before income taxes	903	617	217
Income tax expense	312	291	67
Net Income	591	326	150
Less: Net income - noncontrolling interests	5	5	1
Net Income - Fuji Xerox	$586	$321	$149
Balance Sheet
Assets:
Current assets	$5,056	$4,884	$4,111
Long-term assets	6,064	5,978	5,457
Total Assets	$11,120	$10,862	$9,568
Liabilities and Equity:
Current liabilities	$3,772	$3,534	$2,643
Long-term debt	817	1,260	1,368
Other long-term liabilities	700	707	1,104
Noncontrolling interests	25	22	19
Fuji Xerox shareholders' equity	5,806	5,339	4,434
Total Liabilities and Equity	$11,120	$10,862	$9,568